Taxation - Summary of Net Operating Loss Carryforwards (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	$ 17,363
2017 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	775
2018 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	5,795
2019 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	3,414
2020 [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	559
2021 and thereafter [Member]
Net operating tax loss carryforwards [Line Items]
Net operating tax loss carryforwards	$ 6,820